SHARE CAPITAL - Narrative (Details) $ in Millions															3 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Oct. 09, 2025 shares	Sep. 26, 2025 USD ($) shares	Aug. 05, 2025 shares	Jun. 25, 2025 USD ($) shares	Feb. 24, 2025 shares	Dec. 06, 2024 shares	Dec. 05, 2024 shares	Nov. 08, 2024 USD ($) shares	May 03, 2024 USD ($) shares	Nov. 16, 2023 shares	Oct. 11, 2023 shares	Aug. 15, 2023 USD ($) shares	Mar. 03, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Class of Stock [Line Items]
Equity issuances, net | $																$ 4,090	$ 4,924	$ 3,303
Stock split		1.5														1.50
Class A Exchangeable Shares
Class of Stock [Line Items]
Stock repurchased (in shares)				2,255,315		96,744		3,000,000								2,352,539	3,000,000
Issuances (in shares)															1,747,500	132,590	76,484
Conversions (in shares)																	3,045,512	6,827,640
Conversion of stock (in shares)														463,556
Common stock, carrying amount | $	$ 1,333													$ 10		$ 1,333	$ 1,441
Conversion ratio												1				1
BAM Shares
Class of Stock [Line Items]
Equity issuances, net | $					$ 3,500
Class C Shares
Class of Stock [Line Items]
Stock repurchased (in shares)																0	0
Equity issuances, net | $			$ 250						$ 1,000	$ 1,100			$ 2,100
Issuances (in shares)	24,818,914		5,081,523		41,670,076				18,525,713	26,586,622			60,741,893			71,570,513	45,112,335
Conversions (in shares)							53,947,528							380,268
Common stock, carrying amount | $	$ 12,311															$ 12,311	$ 8,526
Common Class A
Class of Stock [Line Items]
Issuances (in shares)		21,768,651
Stock split																0.75
Conversion of stock, shares issued															1,747,500
Conversion of stock | $															$ 38
Conversion of stock (in shares)											49,401,862	60,000,000
Class B Shares
Class of Stock [Line Items]
Stock repurchased (in shares)																0	0
Issuances (in shares)		12,000														0	0	0
Stock split																0.75
Conversions (in shares)																	0	0
Common stock, carrying amount | $	1															$ 1	$ 1
Class A-1 Exchangeable Shares
Class of Stock [Line Items]
Stock repurchased (in shares)																0	0
Issuances (in shares)																0	0
Conversions (in shares)																	(3,045,512)	(7,291,196)
Conversion of stock, shares issued											49,401,862
Common stock, carrying amount | $	$ 0															$ 0	$ 0
Conversion ratio												1